Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 22, 2017
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2017
Prospectus Date	rr_ProspectusDate	Nov. 22, 2017
Elevation U.S. Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Elevation U.S. Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Elevation U.S. Small Cap Value Fund (the “U.S. Small Cap Value Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the U.S. Small Cap Value Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Small Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Small Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the U.S. Small Cap Value Fund’s performance. Because the U.S. Small Cap Value Fund is newly organized, portfolio turnover information is not yet available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the U.S. Small Cap Value Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the U.S. Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Small Cap Value Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Small Cap Value Fund employs a multi-factor investment strategy to invest in a broad and well diversified basket of stocks of U.S. small capitalization companies that the Adviser believes to be value stocks. Under normal circumstances, the strategy will invest in around 500 or more unique stocks, where no individual issuer represents more than 5% of the portfolio total value. . The Adviser generally considers securities to be value stocks if they exhibit a high book value in relation to their market value. The Adviser defines small capitalization companies to be those in the lowest 10% of aggregate U.S. market capitalization. The market capitalization threshold for small cap companies dynamically changes due to market price fluctuations. For context, the Adviser, as of the date of this Prospectus, places the small capitalization upper threshold at approximately $4.4 billion and the lower threshold at approximately $10 million. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the U.S. Small Cap Value Fund will invest at least 80% of its total assets in equity securities of small cap U.S. companies. The U.S. Small Cap Value Fund may obtain such equity securities exposure through futures and options on futures contracts.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the U.S. Small Cap Value Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the U.S. Small Cap Value Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The U.S. Small Cap Value Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The U.S. Small Cap Value Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The U.S. Small Cap Value Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. The U.S. Small Cap Value Fund may count such futures and options on futures contracts towards its 80% investment policy.

The U.S. Small Cap Value Fund may lend its portfolio securities in order to generate additional income for the U.S. Small Cap Value Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the U.S. Small Cap Value Fund. The principal risks of investing in the U.S. Small Cap Value Fund are:

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the U.S. Small Cap Value Fund invests. There is risk that these and other factors may adversely affect the U.S. Small Cap Value Fund’s performance.

• Equity Securities Risk. The U.S. Small Cap Value Fund invests primarily in common stock, which subjects the U.S. Small Cap Value Fund and its shareholders to the risks associated with common stock investing. When the value of the U.S. Small Cap Value Fund’s investments goes down, your investment in the U.S. Small Cap Value Fund decreases in value and you could lose money.

• Small-Sized Companies Risk. The U.S. Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

• Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

• Limited Operating History Risk. The U.S. Small Cap Value Fund is new and has a limited history of operation. Accordingly, an investment in the U.S. Small Cap Value Fund entails a high degree of risk. There can be no assurance that the U.S. Small Cap Value Fund and the Adviser will achieve the U.S. Small Cap Value Fund’s investment objective.

• Management Risk. Management risk is the risk that the investment process used by the U.S. Small Cap Value Fund’s portfolio manager could fail to achieve the U.S. Small Cap Value Fund’s investment goal and cause an investment in the U.S. Small Cap Value Fund to lose value.

• Derivatives Risk. Derivative instruments (such as futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The U.S. Small Cap Value Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the U.S. Small Cap Value Fund’s volatility. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the U.S. Small Cap Value Fund’s exposure to securities markets values or interest rates. It is possible that the U.S. Small Cap Value Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the U.S. Small Cap Value Fund to incur losses greater than those that would have occurred had derivatives not been used.

• Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the U.S. Small Cap Value Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the U.S. Small Cap Value Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the U.S. Small Cap Value Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Small Cap Value Fund may lose money and there may be a delay in recovering the loaned securities. The U.S. Small Cap Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the U.S. Small Cap Value Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the U.S. Small Cap Value Fund is new, no performance information is presented for the U.S. Small Cap Value Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Remember, the U.S. Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Small Cap Value Fund will perform in the future. Updated performance information will be available at no cost by calling the U.S. Small Cap Value Fund toll-free at [1-___-___-____] or on the U.S. Small Cap Value Fund’s website www.elevation-research.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the U.S. Small Cap Value Fund is new, no performance information is presented for the U.S. Small Cap Value Fund at this time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.elevation-research.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the U.S. Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Small Cap Value Fund will perform in the future.
Elevation U.S. Small Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.68%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 274
Elevation U.S. Small Cap Value Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 352
Elevation U.S. Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Elevation U.S. Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Elevation U.S. Large Cap Value Fund (the “U.S. Large Cap Value Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the U.S. Large Cap Value Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Large Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Large Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the U.S. Large Cap Value Fund’s performance. Because the U.S. Large Cap Value Fund is newly organized, portfolio turnover information is not yet available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the U.S. Large Cap Value Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the U.S. Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Large Cap Value Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Large Cap Value Fund employs a multi-factor investment strategy to invest in a broad and well diversified basket of stocks of U.S. large capitalization companies that the Adviser believes to be value stocks. Under normal circumstances, the strategy will invest in around 200 or more unique stocks, where no individual issuer represents more than 5% of the portfolio. The Adviser generally considers securities to be value stocks if they exhibit a high book value in relation to their market value. The Adviser defines large capitalization companies to be those in the highest 90% of U.S. aggregate market capitalization or within the top 1,000 names sorted by market capitalization, whichever allows for the larger inclusion of unique issuers. The market capitalization threshold for large cap companies dynamically changes due to market price fluctuations. For context, the Adviser, as of the date of this Prospectus, places the large capitalization lower threshold at $4.4 billion with no upper threshold. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the U.S. Large Cap Value Fund will invest at least 80% of its total assets in equity securities of large cap U.S. companies. The U.S. Large Cap Value Fund may obtain such equity securities exposure through futures and options on futures contracts.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the U.S. Large Cap Value Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the U.S. Large Cap Value Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The U.S. Large Cap Value Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The U.S. Large Cap Value Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The U.S. Large Cap Value Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and ETFs to adjust market exposure or manage cash needs. The U.S. Large Cap Value Fund may count such futures and options on futures contracts towards its 80% investment policy.

The U.S. Large Cap Value Fund may lend its portfolio securities in order to generate additional income for the U.S. Large Cap Value Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the U.S. Large Cap Value Fund. The principal risks of investing in the U.S. Large Cap Value Fund are:

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the U.S. Large Cap Value Fund invests. There is risk that these and other factors may adversely affect the U.S. Large Cap Value Fund’s performance.

• Equity Securities Risk. The U.S. Large Cap Value Fund invests primarily in common stock, which subjects the U.S. Large Cap Value Fund and its shareholders to the risks associated with common stock investing. When the value of the U.S. Large Cap Value Fund’s investments goes down, your investment in the U.S. Large Cap Value Fund decreases in value and you could lose money.

• Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

• Limited Operating History Risk. The U.S. Large Cap Value Fund is new and has a limited history of operation. Accordingly, an investment in the U.S. Large Cap Value Fund entails a high degree of risk. There can be no assurance that the U.S. Large Cap Value Fund and the Adviser will achieve the U.S. Large Cap Value Fund’s investment objective.

• Management Risk. Management risk is the risk that the investment process used by the U.S. Large Cap Value Fund’s portfolio manager could fail to achieve the U.S. Large Cap Value Fund’s investment goal and cause an investment in the U.S. Large Cap Value Fund to lose value.

• Derivatives Risk. Derivative instruments (such as futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The U.S. Large Cap Value Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the U.S. Large Cap Value Fund’s volatility. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the U.S. Large Cap Value Fund’s exposure to securities markets values or interest rates. It is possible that the U.S. Large Cap Value Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the U.S. Large Cap Value Fund to incur losses greater than those that would have occurred had derivatives not been used.

• Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the U.S. Large Cap Value Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the U.S. Large Cap Value Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the U.S. Large Cap Value Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Value Fund may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the U.S. Large Cap Value Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the U.S. Large Cap Value Fund is new, no performance information is presented for the U.S. Large Cap Value Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Remember, the U.S. Large Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Large Cap Value Fund will perform in the future. Updated performance information will be available at no cost by calling the U.S. Large Cap Value Fund toll-free at [1-___-___-____] or on the U.S. Large Cap Value Fund’s website www.elevation-research.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the U.S. Large Cap Value Fund is new, no performance information is presented for the U.S. Large Cap Value Fund at this time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.elevation-research.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the U.S. Large Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Large Cap Value Fund will perform in the future.
Elevation U.S. Large Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 257
Elevation U.S. Large Cap Value Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 335
Elevation U.S. Large Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Elevation U.S. Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Elevation U.S. Large Cap Growth Fund (the “U.S. Large Cap Growth Fund”) is to seek long term capital appreciation.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Large Cap Growth Fund pays transaction costs, such as commissions, hen it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Large Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the U.S. Large Cap Growth Fund’s performance. Because the U.S. Large Cap Growth Fund is newly organized, portfolio turnover information is not yet available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the U.S. Large Cap Growth Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the U.S. Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Large Cap Growth Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Large Cap Growth Fund employs a multi-factor investment strategy to invest in a broad and well diversified basket of stocks of U.S. large capitalization companies that the Adviser believes to be growth stocks. Under normal circumstances, the strategy will invest in around 200 or more unique stocks, where no individual issuer represents more than 5% of the portfolio. The Adviser defines large capitalization companies to be those in the highest 90% of U.S. aggregate market capitalization or within the top 1,000 names sorted by market capitalization, whichever allows for the larger inclusion of unique issuers. The market capitalization threshold for large cap companies dynamically changes due to market price fluctuations. For context, the Adviser, as of the date of this Prospectus, places the large capitalization lower threshold at $4.4 billion with no upper threshold. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the U.S. Large Cap Growth Fund will invest at least 80% of its total assets in equity securities of large cap U.S. companies. The U.S. Large Cap Growth Fund may obtain such equity securities exposure through futures and options on futures contracts.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the U.S. Large Cap Growth Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the U.S. Large Cap Growth Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The U.S. Large Cap Growth Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The U.S. Large Cap Growth Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The U.S. Large Cap Growth Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and ETFs to adjust market exposure or manage cash needs. The U.S. Large Cap Growth Fund may count such futures and options on futures contracts towards its 80% investment policy.

The U.S. Large Cap Growth Fund may lend its portfolio securities in order to generate additional income for the U.S. Large Cap Growth Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the U.S. Large Cap Growth Fund. The principal risks of investing in the U.S. Large Cap Growth Fund are:

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the U.S. Large Cap Growth Fund invests. There is risk that these and other factors may adversely affect the U.S. Large Cap Growth Fund’s performance.

• Equity Securities Risk. The U.S. Large Cap Growth Fund invests primarily in common stock, which subjects the U.S. Large Cap Growth Fund and its shareholders to the risks associated with common stock investing. When the value of the U.S. Large Cap Growth Fund’s investments goes down, your investment in the U.S. Large Cap Growth Fund decreases in value and you could lose money.

• Limited Operating History Risk. The U.S. Large Cap Growth Fund is new and has a limited history of operation. Accordingly, an investment in the U.S. Large Cap Growth Fund entails a high degree of risk. There can be no assurance that the U.S. Large Cap Growth Fund and the Adviser will achieve the U.S. Large Cap Growth Fund’s investment objective.

• Management Risk. Management risk is the risk that the investment process used by the U.S. Large Cap Growth Fund’s portfolio manager could fail to achieve the U.S. Large Cap Growth Fund’s investment goal and cause an investment in the U.S. Large Cap Growth Fund to lose value.

• Derivatives Risk. Derivative instruments (such as futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The U.S. Large Cap Growth Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the U.S. Large Cap Growth Fund’s volatility. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the U.S. Large Cap Growth Fund’s exposure to securities markets values or interest rates. It is possible that the U.S. Large Cap Growth Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the U.S. Large Cap Growth Fund to incur losses greater than those that would have occurred had derivativesnot been used.

• Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the U.S. Large Cap Growth Fund and the price of thefutures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’sinability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the U.S. Large Cap Growth Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the U.S. Large Cap Growth Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.As a result, the U.S. Large Cap Growth Fund may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Growth Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the U.S. Large Cap Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the U.S. Large Cap Growth Fund is new, no performance information is presented for the U.S. Large Cap Growth Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Remember, the U.S. Large Cap Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Large Cap Growth Fund will perform in the future. Updated performance information will be available at no cost by calling the U.S. Large Cap Growth Fund toll-free at [1-___-___-____] or on the U.S. Large Cap Growth Fund’s website www.elevation-research.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the U.S. Large Cap Growth Fund is new, no performance information is presented for the U.S. Large Cap Growth Fund at this time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.elevation-research.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the U.S. Large Cap Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Large Cap Growth Fund will perform in the future.
Elevation U.S. Large Cap Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 257
Elevation U.S. Large Cap Growth Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 335

[1]	This number represents an estimate for the U.S. Small Cap Value Fund's current fiscal year of the combined total fees and operating expenses of acquired funds owned by the U.S. Small Cap Value Fund and would not be a direct expense incurred by the U.S. Small Cap Value Fund or deducted from U.S. Small Cap Value Fund assets.
[2]	Pursuant to an operating expense limitation agreement between Elevation Research Partners Investment Advisor, LLC (the "Adviser") and the U.S. Small Cap Value Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the U.S. Small Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the U.S. Small Cap Value Fund do not exceed 0.92% or 0.67% of the U.S. Small Cap Value Fund's average net assets, for Class N or Class I shares, respectively, through December 31, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Funds for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[3]	This number represents an estimate for the U.S. Large Cap Value Fund's current fiscal year of the combined total fees and operating expenses of acquired funds owned by the U.S. Large Cap Value Fund and would not be a direct expense incurred by the U.S. Large Cap Value Fund or deducted from U.S. Large Cap Value Fund assets.
[4]	Pursuant to an operating expense limitation agreement between Elevation Research Partners Investment Advisor, LLC (the "Adviser") and the U.S. Large Cap Value Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the U.S. Large Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the U.S. Large Cap Value Fund do not exceed 0.75% or 0.50% of the U.S. Large Cap Value Fund's average net assets, for Class N shares or Class I shares, respectively, through December 31, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Funds for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[5]	This number represents an estimate for the U.S. Large Cap Growth Fund's current fiscal year of the combined total fees and operating expenses of acquired funds owned by the U.S. Large Cap Growth Fund and would not be a direct expense incurred by the U.S. Large Cap Growth Fund or deducted from U.S. Large Cap Growth Fund assets.
[6]	Pursuant to an operating expense limitation agreement between Elevation Research Partners Investment Advisor, LLC (the "Adviser") and the U.S. Large Cap Growth Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the U.S. Large Cap Growth Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the U.S. Large Cap Growth Fund do not exceed 0.75% or 0.50% of the U.S. Large Cap Growth Fund's average net assets, for Class N shares or Class I shares, respectively, through December 31, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Funds for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.